Property and Equipment, Net	12 Months Ended
Aug. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of August 31,
	2022	2023
	RMB	RMB
Buildings	254,428	315,020
Leasehold improvement	336,450	376,071
Motor vehicles	1,839	2,982
Electronic equipment	58,425	63,000
Office equipment	125,630	141,750
Furniture and other equipment	60,017	54,689
Others	65,235	70,817
Less: accumulated depreciation	(531,195)	(619,715)
Construction in progress	22,448	9,611
Property and equipment, net	393,277	414,225

For the years ended August 31, 2021, 2022 and 2023, depreciation expenses were RMB 188,831, RMB 98,120 and RMB 69,003 respectively, of which RMB 66,126 was related to discontinued operations for the year ended August 31, 2021.

For the year ended August 31, 2022, the Group recorded impairment loss of RMB 6,586 related to the property and equipment within the Overseas Schools reportable segment, due to closure of certain schools. During the year ended August 31, 2023, the Group recorded RMB 12,891 impairment loss on the property and equipment within Leti, by which the carrying amount exceeded the expected future cash flows of the related leasehold improvements.